Investments (Short-Term and Long-Term Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments [Abstract]
Equity method investments	$ 33.2	$ 23.3
Equity investments at cost	7.9	12.9
Items measured at fair value on a recurring basis	0	13.4
Time deposits	0.2	0.3
Total investments	41.3	49.9
Less: short-term investments	0.2	0.3
Non-current investments	$ 41.1	$ 49.6